Document and Entity Information	Dec. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001849894
Entity Registrant Name	MSD INVESTMENT CORP.
Document Period End Date	Dec. 15, 2025
Securities Act File Number	814-01481
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	87-4195402
Entity Address, Address Line One	550 Madison Ave., 20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	303-4728
Title of 12(b) Security	None
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Current Fiscal Year End Date	--12-31